Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Non-controlling interest

Changes in non-controlling interest in 2015, 2014 and 2013 are as follows;

(In millions of U.S. dollars)	Ship Finance	Total
December 31, 2012	—	—
Other comprehensive income due to non-controlling interest	(2.3)	(2.3)
Net income due to non-controlling interest	—	—
December 31, 2013	(2.3)	(2.3)
Other comprehensive income due to non-controlling interest	—	—
Net income due to non-controlling interest	12.4	12.4
December 31, 2014	10.1	10.1
Other comprehensive income due to non-controlling interest	0.2	0.2
Net income due to non-controlling interest	16.2	16.2
December 31, 2015	26.5	26.5